Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of carrying amount of goodwill by business segment
The following table shows the carrying amount of goodwill by business segment as of December 31, 2014 and 2013:

	Ammonia	Granular Urea	UAN	AN	Other	Total
	(in millions)
Balance as of December 31, 2013	$579.5	$830.8	$577.8	$69.0	$38.7	$2,095.8
Effect of exchange rate changes	(0.8)	(1.2)	(0.8)	(0.1)	(0.1)	(3.0)
Balance as of December 31, 2014	$578.7	$829.6	$577.0	$68.9	$38.6	$2,092.8

Schedule of the identifiable intangibles and their carrying values presented in other noncurrent assets on consolidated balance sheet
Our identifiable intangibles and carrying values are shown below and are presented in noncurrent other assets on our consolidated balance sheets.

	December 31, 2014			December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net	Gross Carrying Amount	Accumulated Amortization	Net
	(in millions)
Intangible assets:
Customer relationships	$50.0	$(13.2)	$36.8	$50.0	$(10.4)	$39.6
TerraCair brand	10.0	(5.0)	5.0	10.0	(3.8)	6.2
Total intangible assets	$60.0	$(18.2)	$41.8	$60.0	$(14.2)	$45.8

Schedule of estimated future amortization expense	Total estimated amortization expense for each of the five succeeding fiscal years is as follows:

Estimated Amortization Expense
(in millions)
2015	$7.8
2016	2.8
2017	2.8
2018	2.8
2019	2.8